RELATED PARTIES - Amounts Attributable to Equity Method Investees (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total Net sales	$ 5,148	$ 5,984	$ 5,934	$ 5,420	$ 4,316	$ 4,935	$ 5,182	$ 4,518	$ 22,486	$ 18,951	$ 17,288
Receivables from equity method investees included in Accounts receivable, net	2,651				2,080				2,651	2,080
Payables to equity method investees included in Accounts payable	2,458				2,483				2,458	2,483
Product
Related Party Transaction [Line Items]
Total Net sales									19,990	16,665	15,315
Purchases from equity method investees included in Cost of products sold									14,580	12,002	11,459
Related Party
Related Party Transaction [Line Items]
Receivables from equity method investees included in Accounts receivable, net	363				231				363	231
Payables to equity method investees included in Accounts payable	$ 32				$ 44				32	44
Related Party | Product
Related Party Transaction [Line Items]
Total Net sales									2,956	2,920	2,845
Purchases from equity method investees included in Cost of products sold									$ 237	$ 214	$ 331